Trade receivables and other current assets - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of Trade Receivables and Other Current Assets
Trade receivables	€ 1,933		€ 2,136
Prepaid expenses	3,221		2,318
Decrease in other receivables	200
Receivables due from related parties	200		100
Impairment of current assets	553		0
Increase in other receivables	2,700	€ 620
Increase from due from related party	100
Other receivables	1,221		1,426
Janssen Pharmaceutica NV
Disclosure of Trade Receivables and Other Current Assets
Trade receivables	1,500
Suppliers
Disclosure of Trade Receivables and Other Current Assets
Increase in other receivables	300
Other receivables	1,600		1,300
Third party services
Disclosure of Trade Receivables and Other Current Assets
Prepaid expenses	2,100		€ 1,200
Clinical products
Disclosure of Trade Receivables and Other Current Assets
Prepaid expenses	46
MD Anderson Cancer Center, NBTXR3
Disclosure of Trade Receivables and Other Current Assets
Prepaid expenses	€ 1,100